EMPLOYEE BENEFITS (Detail Textuals 3) (Stock Options Plan, Stock Options, USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2010	Sep. 30, 2009
Stock Options Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting and exercisable per year	20.00%
Vesting period of options	5 years
Exercisable period of options after grant date	10 years
Number of common stock available for issuance	565,369		442,400
Number of options awarded	122,969
Number of vested options	351,093		262,613
Number of forfeited options	(10,773)
Weighted average remaining contractual term for options outstanding	6 years 7 months 6 days		6 years 3 months
Estimated fair value of options granted per share	$ 3.15			$ 2.76	$ 2.81
Method used to calculate fair value	Black-Scholes pricing model
Recognized compensation expense	$ 129,000	$ 122,000	$ 244,000	$ 244,000
Tax Benefit	13,000	12,000	24,000	24,000
Unrecognized compensation expense for options	$ 533,000		$ 315,000
Weighted average period for expense recognize	1 year 7 months 6 days		1 year 3 months